UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2015

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments:

Putnam Money Market Liquidity Fund

The fund's portfolio
12/31/14 (Unaudited)

REPURCHASE AGREEMENTS (32.0%)(a)
			Principal amount	Value

Interest in $160,000,000 joint tri-party repurchase agreement dated 12/31/14 with Bank of Nova Scotia due 1/2/15 - maturity value of $85,000,378 for an effective yield of 0.080% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.125% to 8.125% and due dates ranging from 2/15/16 to 8/15/24, valued at $163,200,822)			$85,000,000	$85,000,000

Interest in $61,481,000 tri-party repurchase agreement dated 12/31/14 with BNP Paribas US due 1/2/15 - maturity value of $61,481,205 for an effective yield of 0.060% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 6.000% and due dates ranging from 4/20/27 to 12/20/44, valued at $62,710,620)			61,481,000	61,481,000

Interest in $244,470,000 joint tri-party term repurchase agreement dated 12/26/14 with Citigroup Global Markets, Inc. due 1/2/15 - maturity value of $76,141,332 for an effective yield of 0.090% (collateralized by various U.S. Treasury notes with coupon rates ranging from 1.625% to 2.750% and due dates ranging from 8/15/22 to 8/15/24, valued at $249,359,437)			76,140,000	76,140,000

Interest in $375,000,000 joint tri-party repurchase agreement dated 12/31/14 with Citigroup Global Markets, Inc. due 1/2/15 - maturity value of $110,000,428 for an effective yield of 0.070% (collateralized by various mortgage backed securities and various U.S. Treasury notes with coupon rates ranging from 0.625% to 6.000% and due dates ranging from 6/30/16 to 11/1/44, valued at $382,500,021)			110,000,000	110,000,000

Interest in $100,000,000 tri-party repurchase agreement dated 12/31/14 with Goldman, Sachs & Co. due 1/2/15 - maturity value of $100,000,444 for an effective yield of 0.080% (collateralized by a mortgage backed security and a U.S. Treasury note with coupon rates ranging from 1.625% to 1.710% and due dates ranging from 1/15/18 to 1/15/20, valued at $102,000,062)			100,000,000	100,000,000

Interest in $25,000,000 tri-party repurchase agreement dated 12/31/14 with J.P. Morgan Securities, Inc. due 1/2/15 - maturity value of $25,000,125 for an effective yield of 0.090% (collateralized by a U.S. Treasury note with a coupon rate of 0.125% and a due date of 7/15/22, valued at $25,501,637)			25,000,000	25,000,000

Interest in $374,041,000 joint tri-party repurchase agreement dated 12/31/14 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 1/2/15 - maturity value of $141,329,550 for an effective yield of 0.070% (collateralized by various mortgage backed securities with a coupon rate of 4.000% and due dates ranging from 5/1/44 to 9/1/44, valued at $381,521,821)			141,329,000	141,329,000

Interest in $100,000,000 joint tri-party term repurchase agreement dated 12/26/14 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 1/2/15 - maturity value of $31,100,242 for an effective yield of 0.04% (collateralized by various mortgage backed securities with coupon rates ranging from 2.060% to 6.039% and due dates ranging from 7/1/19 to 8/1/50, valued at $102,000,001)			31,100,000	31,100,000

Total repurchase agreements (cost $630,050,000)				$630,050,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (24.0%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Fannie Mae unsec. discount notes	0.080	2/2/15	$3,500,000	$3,499,751

Federal Farm Credit Banks Funding Corporation unsec. discount notes	0.060	2/20/15	7,500,000	7,499,375

Federal Farm Credit Banks Funding Corporation unsec. discount notes	0.060	2/9/15	15,000,000	14,999,025

Federal Farm Credit Banks Funding Corporation unsec. discount notes	0.050	2/2/15	12,500,000	12,499,444

Federal Farm Credit Banks Funding Corporation unsec. discount notes	0.050	1/9/15	10,000,000	9,999,889

Federal Home Loan Bank unsec. discount notes	0.101	4/29/15	17,300,000	17,298,261

Federal Home Loan Banks unsec. discount notes	0.135	6/3/15	2,500,000	2,498,566

Federal Home Loan Banks unsec. discount notes	0.125	5/29/15	7,500,000	7,496,146

Federal Home Loan Banks unsec. discount notes	0.125	5/27/15	13,250,000	13,243,267

Federal Home Loan Banks unsec. discount notes	0.115	5/20/15	3,400,000	3,398,490

Federal Home Loan Banks unsec. discount notes	0.095	5/1/15	27,000,000	26,991,450

Federal Home Loan Banks unsec. discount notes	0.105	4/15/15	3,930,000	3,928,808

Federal Home Loan Banks unsec. discount notes	0.097	2/25/15	17,000,000	16,997,481

Federal Home Loan Banks unsec. discount notes	0.060	2/9/15	7,500,000	7,499,513

Federal Home Loan Banks unsec. discount notes	0.140	2/3/15	2,000,000	1,999,743

Federal Home Loan Banks unsec. discount notes	0.100	1/9/15	5,000,000	4,999,889

Federal Home Loan Mortgage Corporation unsec. discount notes	0.085	4/27/15	33,000,000	32,991,010

Federal Home Loan Mortgage Corporation unsec. discount notes	0.081	4/20/15	31,250,000	31,242,336

Federal Home Loan Mortgage Corporation unsec. discount notes	0.080	4/10/15	9,400,000	9,397,932

Federal Home Loan Mortgage Corporation unsec. discount notes	0.060	2/11/15	16,400,000	16,398,879

Federal Home Loan Mortgage Corporation unsec. discount notes	0.165	7/22/15	3,550,000	3,546,713

Federal Home Loan Mortgage Corporation unsec. discount notes	0.130	7/10/15	9,250,000	9,243,653

Federal Home Loan Mortgage Corporation unsec. discount notes	0.130	6/8/15	7,500,000	7,495,721

Federal Home Loan Mortgage Corporation unsec. discount notes	0.100	5/8/15	7,500,000	7,497,354

Federal Home Loan Mortgage Corporation unsec. discount notes	0.100	3/16/15	4,000,000	3,999,178

Federal Home Loan Mortgage Corporation unsec. discount notes	0.060	1/28/15	11,000,000	10,999,505

Federal Home Loan Mortgage Corporation unsec. discount notes	0.065	1/21/15	7,000,000	6,999,747

Federal Home Loan Mortgage Corporation unsec. discount notes Ser. RB	0.140	7/7/15	3,500,000	3,497,455

Federal Home Loan Mortgage Corporation unsec. discount notes Ser. RB	0.095	4/14/15	9,100,000	9,097,527

Federal Home Loan Mortgage Corporation unsec. discount notes Ser. RB	0.085	3/5/15	22,000,000	21,996,728

Federal Home Loan Mortgage Corporation unsec. discount notes Ser. RB	0.060	1/29/15	7,500,000	7,499,650

Federal National Mortgage Association unsec. discount notes	0.140	6/10/15	4,500,000	4,497,200

Federal National Mortgage Association unsec. discount notes	0.090	4/29/15	7,500,000	7,497,788

Federal National Mortgage Association unsec. discount notes	0.085	4/22/15	11,975,000	11,971,862

Federal National Mortgage Association unsec. discount notes	0.070	4/8/15	14,100,000	14,097,341

Federal National Mortgage Association unsec. discount notes	0.090	3/11/15	17,500,000	17,496,981

Federal National Mortgage Association unsec. discount notes	0.090	3/2/15	12,500,000	12,498,125

Federal National Mortgage Association unsec. discount notes	0.060	2/27/15	16,000,000	15,998,480

Federal National Mortgage Association unsec. discount notes	0.060	2/26/15	5,935,000	5,934,446

Federal National Mortgage Association unsec. discount notes	0.085	2/18/15	6,400,000	6,399,275

Federal National Mortgage Association unsec. discount notes	0.055	1/28/15	7,500,000	7,499,691

Federal National Mortgage Association unsec. discount notes	0.060	1/5/15	24,000,000	23,999,840

Federal National Mortgage Association unsec. discount notes Ser. BB	0.165	4/2/15	7,500,000	7,496,870

Total U.S. Government Agency Obligations (cost $472,140,385)				$472,140,385

COMMERCIAL PAPER (18.7%)(a)
	Yield (%)	Maturity date	Principal amount	Value

American Honda Finance Corp.	0.130	2/19/15	$18,750,000	$18,746,682

Apple, Inc.	0.090	1/13/15	11,345,000	11,344,660

Bedford Row Funding Corp. 144A	0.253	1/26/15	18,000,000	18,001,533

Canada (Government of) (Canada)	0.060	1/14/15	7,500,000	7,499,838

Coca-Cola Co. (The)	0.110	2/24/15	15,300,000	15,297,476

Coca-Cola Co. (The)	0.130	2/6/15	4,000,000	3,999,480

Collateralized Commercial Paper II Co., LLC	0.180	1/23/15	17,000,000	16,998,130

Commonwealth Bank of Australia (Australia)	0.180	3/24/15	9,000,000	8,996,310

Commonwealth Bank of Australia (Australia)	0.160	3/3/15	9,000,000	8,997,560

DnB Bank ASA (Norway)	0.138	1/5/15	12,553,000	12,552,807

DnB Bank ASA 144A (Norway)	0.225	2/2/15	1,000,000	999,778

Eli Lilly & Co.	0.120	2/23/15	9,000,000	8,998,410

Export Development Canada (Canada)	0.135	5/4/15	16,300,000	16,292,482

Export Development Canada (Canada)	0.100	4/1/15	19,000,000	18,995,250

Export Development Canada (Canada)	0.100	2/24/15	15,000,000	14,997,750

General Electric Capital Corp.	0.130	3/13/15	17,000,000	16,995,641

HSBC USA, Inc. (United Kingdom)	0.170	3/2/15	6,000,000	5,998,300

HSBC USA, Inc. (United Kingdom)	0.170	1/22/15	6,000,000	5,999,405

HSBC USA, Inc. (United Kingdom)	0.150	1/8/15	1,400,000	1,399,959

Jupiter Securitization Co., LLC	0.200	4/28/15	8,000,000	7,994,800

National Australia Bank, Ltd. (Australia)	0.190	3/27/15	1,500,000	1,499,327

National Australia Bank, Ltd. 144A (Australia)	0.140	2/18/15	17,000,000	16,996,827

Nestle Finance International, Ltd. (Switzerland)	0.100	1/15/15	17,000,000	16,999,339

Nordea Bank AB (Sweden)	0.170	2/4/15	1,900,000	1,899,695

Nordea Bank AB (Sweden)	0.150	1/27/15	1,600,000	1,599,827

Nordea Bank AB (Sweden)	0.130	1/13/15	2,245,000	2,244,903

Proctor & Gamble Co. (The)	0.090	2/9/15	8,000,000	7,999,220

Proctor & Gamble Co. (The)	0.110	1/29/15	11,000,000	10,999,059

Roche Holdings, Inc. (Switzerland)	0.110	2/9/15	14,000,000	13,998,332

Roche Holdings, Inc. (Switzerland)	0.080	1/6/15	4,200,000	4,199,953

Simon Property Group LP	0.150	1/20/15	5,700,000	5,699,549

Simon Property Group LP	0.130	1/14/15	7,500,000	7,499,648

Simon Property Group LP 144A	0.130	1/7/15	5,000,000	4,999,892

Skandinaviska Enskilda Banken AB (Sweden)	0.170	2/3/15	8,100,000	8,098,738

Standard Chartered Bank/New York 144A	0.200	2/9/15	9,000,000	8,998,050

State Street Corp.	0.150	3/2/15	18,000,000	17,995,500

Toyota Motor Credit Corp.	0.140	2/10/15	16,500,000	16,497,431

Total commercial paper (cost $369,331,541)				$369,331,541

ASSET-BACKED COMMERCIAL PAPER (9.3%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Chariot Funding, LLC	0.190	4/9/15	$18,000,000	$17,990,690

Fairway Finance, LLC (Canada)	0.160	2/9/15	7,000,000	6,998,787

Gotham Funding Corp. (Japan)	0.160	1/6/15	19,000,000	18,999,578

Govco, LLC	0.130	1/12/15	8,500,000	8,499,662

Jupiter Securitization Co., LLC	0.190	4/9/15	11,025,000	11,019,298

Liberty Street Funding, LLC (Canada)	0.150	1/23/15	14,000,000	13,998,717

Liberty Street Funding, LLC (Canada)	0.130	1/8/15	4,000,000	3,999,899

Manhattan Asset Funding Co., LLC (Japan)	0.180	1/21/15	18,500,000	18,498,150

MetLife Short Term Funding, LLC	0.120	1/21/15	11,000,000	10,999,267

MetLife Short Term Funding, LLC 144A	0.120	2/9/15	7,000,000	6,999,090

Old Line Funding, LLC 144A	0.220	3/17/15	12,000,000	11,994,500

Old Line Funding, LLC 144A	0.170	2/6/15	6,000,000	5,998,980

Regency Markets No. 1, LLC 144A	0.180	1/20/15	4,000,000	3,999,620

Regency Markets No. 1, LLC 144A	0.160	1/16/15	15,000,000	14,999,000

Thunder Bay Funding, LLC	0.150	2/2/15	4,000,000	3,999,467

Thunder Bay Funding, LLC 144A	0.190	2/19/15	14,600,000	14,596,224

Working Capital Management Co. (Japan)	0.140	1/2/15	9,000,000	8,999,963

Total asset-backed commercial paper (cost $182,590,892)				$182,590,892

CERTIFICATES OF DEPOSIT (5.5%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd./New York, NY	0.130	2/6/15	$19,000,000	$19,000,000

Bank of America, NA	0.170	2/12/15	9,000,000	9,000,838

Citibank, NA	0.200	2/6/15	1,500,000	1,500,045

Citibank, NA	0.150	1/6/15	7,500,000	7,500,052

Svenska Handelsbanken/New York, NY (Sweden)	0.130	1/6/15	14,550,000	14,550,151

Svenska Handelsbanken/New York, NY (Sweden)	0.190	2/9/15	2,500,000	2,500,000

Toronto-Dominion Bank/NY (Canada)	0.164	1/28/15	3,800,000	3,800,992

Toronto-Dominion Bank/NY (Canada)	0.150	1/8/15	2,000,000	2,000,000

Toronto-Dominion Bank/NY (Canada)	0.130	1/20/15	13,000,000	13,000,000

U.S. Bank, NA/Cincinnati, OH	0.130	2/2/15	18,000,000	18,000,000

Wells Fargo Bank, NA	0.180	3/17/15	18,000,000	18,000,000

Total certificates of deposit (cost $108,852,078)				$108,852,078

U.S. TREASURY OBLIGATIONS (4.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value

U.S. Treasury Bill	0.108	6/18/15	$9,500,000	$9,495,301

U.S. Treasury Notes(k)	0.110	7/31/16	17,750,000	17,750,839

U.S. Treasury Notes(k)	0.109	4/30/16	17,950,000	17,950,796

U.S. Treasury Notes(k)	0.093	10/31/16	18,000,000	18,000,167

U.S. Treasury Notes(k)	0.085	1/31/16	23,650,000	23,646,074

Total U.S. treasury Obligations (cost $86,843,177)				$86,843,177

MUNICIPAL BONDS AND NOTES (3.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value

American University Commercial Paper, Ser. A	0.130	1/8/15	$10,000,000	$9,999,747

Trinity Health Corporation Commercial Paper	0.100	1/5/15	18,000,000	17,999,800

University of Chicago Commercial Paper, Ser. A	0.100	1/15/15	15,000,000	14,999,417

University of Texas System (The) Commercial Paper, Ser. A	0.120	3/17/15	8,000,000	8,000,000

Yale University Commercial Paper	0.100	2/2/15	19,000,000	18,998,312

Total municipal bonds and notes (cost $69,997,276)				$69,997,276

TIME DEPOSITS (2.3%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd./Cayman Islands (Cayman Islands)	0.070	1/2/15	$18,250,000	$18,250,000

Credit Agricole Corporate and Investment Bank/Grand Cayman (Cayman Islands)	0.050	1/2/15	9,000,000	9,000,000

Svenska Handelsbanken/Cayman Islands (Sweden)	0.030	1/2/15	18,250,000	18,250,000

Total time deposits (cost $45,500,000)				$45,500,000

CORPORATE BONDS AND NOTES (0.3%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Westpac Banking Corp. sr. unsec. unsub. notes (Australia)	4.200	2/27/15	$5,050,000	$5,081,191

Total corporate bonds and notes (cost $5,081,191)				$5,081,191

TOTAL INVESTMENTS

Total investments (cost $1,970,386,540)(b)				$1,970,386,540

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2014 through December 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,970,079,167.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
(k)	The rates shown are the current interest rates at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Board has formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates fair value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$182,590,892	$—
Certificates of deposit	—	108,852,078	—
Commercial paper	—	369,331,541	—
Corporate bonds and notes	—	5,081,191	—
Municipal bonds and notes	—	69,997,276	—
Repurchase agreements	—	630,050,000	—
Time deposits	—	45,500,000	—
U.S. government agency obligations	—	472,140,385	—
U.S. treasury obligations	—	86,843,177	—

Totals by level	$—	$1,970,386,540	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of Nova Scotia	BNP Paribas US	Citigroup Global Markets, Inc.	Goldman, Sachs & Co.	J.P. Morgan Securities, Inc.	Merrill Lynch, Pierce, Fenner and Smith Inc.	Total

	Assets:
	Repurchase agreements	$85,000,000	$61,481,000	$186,140,000	$100,000,000	$25,000,000	$172,429,000	$630,050,000

	Total Assets	$85,000,000	$61,481,000	$186,140,000	$100,000,000	$25,000,000	$172,429,000	$630,050,000

	Total Financial and Derivative Net Assets	$85,000,000	$61,481,000	$186,140,000	$100,000,000	$25,000,000	$172,429,000	$630,050,000
	Total collateral received (pledged)##†	$85,000,000	$61,481,000	$186,140,000	$100,000,000	$25,000,000	$172,429,000
	Net amount	$–	$–	$–	$–	$–	$–

†	Additional collateral may be required from certain brokers based on individual agreements.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 27, 2015